June 17, 2011	Mark C. Amorosi
D 202.778.9351
F 202.778.9100
mark.amorosi@klgates.com

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	EQ Advisors Trust – Post-Effective Amendment No. 82 to the Registration

Statement on Form N-1A (File Nos. 811-07953 and 333-17217)

Ladies and Gentlemen:

Please find enclosed for filing on behalf of EQ Advisors Trust (the “Trust”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, Post-Effective Amendment No. 82 (the “Post-Effective Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). This transmission contains a conformed signature page. The manually signed original document is maintained at the offices of the Trust.

The purpose of this filing is to add a new class of shares (the “Class K shares”) to each series of the Trust (each, a “Portfolio” and collectively, the “Portfolios”). Except with respect to the disclosure regarding the Class K shares, the form and text of the prospectuses do not differ in any material way from the Portfolios’ currently effective prospectuses, as filed with the U.S. Securities and Exchange Commission (the “SEC”) pursuant to Rule 485(a) under the 1933 Act and reviewed by the SEC staff (Post-Effective Amendment No. 77 to the Trust’s Registration Statement, Accession No. 0001193125-11-022980 (February 3, 2011)), as revised and filed pursuant to Rule 485(b) under the 1933 Act (Post-Effective Amendment No. 79 to the Trust’s Registration Statement, Accession No. 0001193125-11-115421 (April 28, 2011)) and as filed in definitive form pursuant to Rule 497 under the 1933 Act (Accession No. 0001193125-11-122032 (May 2, 2011)).

Accordingly, we request that the SEC staff use the limited review procedure (see 1933 Act Release No. 6510 (February 15, 1984)) in reviewing the Post-Effective Amendment. To facilitate the SEC staff’s review, the prospectuses contained in the Post-Effective Amendment are marked to show changes from the Portfolios’ currently effective prospectuses. The Part C contained in the Post-Effective Amendment is marked to show changes from Post-Effective Amendment No. 81 to the Trust’s Registration Statement, which was filed with the SEC on June 3, 2011.

U.S. Securities and Exchange Commission

June 17, 2011

The Post-Effective Amendment is scheduled to become effective on August 16, 2011. We would appreciate receiving any comments by July 15, 2011. The Trust would respond to any comments in a post-effective amendment filed pursuant to paragraph (b) of Rule 485 under the 1933 Act, which also would contain exhibits and information not included in the Post-Effective Amendment.

If you have any questions or comments concerning the foregoing, please do not hesitate to contact me at (202) 778-9351 or Andrea Ottomanelli Magovern at (202) 778-9178.

Sincerely,

/s/ Mark C. Amorosi

Mark C. Amorosi

Enclosure

cc:	Patricia Louie, Esq.

William MacGregor, Esq.

AXA Equitable Funds Management Group, LLC

Clifford J. Alexander, Esq.

Andrea Ottomanelli Magovern, Esq.

Sarah E. Connolly, Esq.

K&L Gates LLP